Trade receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade receivables
Schedule of trade receivables

	December 31,	December 31,
	2023	2022
Tuition fees	479,939	410,393
FIES and UNIEDU Guaranteed Credits	52,845	27,710
PEP - Special Installment Payment (i)	12,375	22,365
CREDIN - Internal Educational Credit (ii)	39,992	29,170
Provision for revenue cancellation	(12,150)	(6,512)
Allowance for expected credit losses of trade receivables	(268,314)	(211,986)
Total trade receivables	304,687	271,140

Current	235,560	224,128
Non-current	69,127	47,012

(i)	In 2015, a special private installment payment program (PEP) was introduced to facilitate the entry of students who could not qualify for FIES, due to changes occurred to the program at the time. These receivables bear interests of 4.62% and, given the long term of the installments, they have been discounted at an interbank rate of 13.04%.
(ii)	Unicesumar has a program similar to PEP, where the students receive a deduction from gross tuition based on services provided during the student’s undergraduate program. The deduction is based on a fixed percentage and, after graduation, the students pay back the deduction on the current value of tuition.

Schedule of aging of trade receivables

The aging list of trade receivables is as follows:

	December 31,	December 31,
	2023	2022
Receivables falling due	194,377	99,088

Receivables past due
From 1 to 30 days	55,948	59,718
From 31 to 60 days	43,933	44,827
From 61 to 90 days	45,104	47,174
From 91 to 180 days	84,106	85,359
From 181 to 365 days	161,683	153,474
Provision for revenue cancellation	(12,150)	(6,512)
Allowance for estimated credit losses	(268,314)	(211,986)
	304,687	271,142

Schedule of provision for revenue cancellation

Changes in the Company’s revenue cancellation provision are as follows:

	2023	2022	2021
At the beginning of the year	(6,512)	(4,191)	(3,136)
Additions	(6,598)	(15,969)	(3,765)
Reversals	960	13,648	2,710
As of December 31,	(12,150)	(6,512)	(4,191)

Schedule of changes in the allowance for expected credit losses

Changes in the Company’s allowance for expected credit losses are as follows:

	2023	2022	2021
At the beginning of the year	(208,535)	(113,934)	(102,128)
Write-off of uncollectible receivables	203,762	89,481	98,883
Reversal	37,256	19,242	16,868
Allowance for expected credit losses	(300,797)	(206,775)	(127,557)
As of December 31,	(268,314)	(211,986)	(113,934)